Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Value Advantage Money Fund
Schwab Municipal Money Fund

(the “Funds”)

Supplement dated October 9, 2015

This supplement provides information regarding certain changes the Funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Name Change for Certain Share Classes of Certain Funds

The following share class name changes will take effect immediately:

Old Name	New Name
Schwab Value Advantage Money Fund — Institutional Shares	Schwab Value Advantage Money Fund — Premier Shares
Schwab Value Advantage Money Fund — Institutional Prime Shares	Schwab Value Advantage Money Fund — Ultra Shares
Schwab Municipal Money Fund — Institutional Shares	Schwab Municipal Money Fund — Premier Shares

Schwab Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Municipal Money Fund

(the “Funds”)

Supplement dated October 9, 2015

This supplement provides information regarding certain changes the Funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Name Change for Certain Share Classes of Certain Funds

The following share class name changes will take effect immediately:

Old Name	New Name
Schwab Municipal Money Fund — Institutional Shares	Schwab Municipal Money Fund — Premier Shares

Schwab Value Advantage Money Fund — Premier Shares | Schwab Value Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Value Advantage Money Fund

(the “Funds”)

Supplement dated October 9, 2015

This supplement provides information regarding certain changes the Funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Name Change for Certain Share Classes of Certain Funds

The following share class name changes will take effect immediately:

Old Name	New Name
Schwab Value Advantage Money Fund — Institutional Shares	Schwab Value Advantage Money Fund — Premier Shares

Schwab Value Advantage Money Fund — Ultra Shares | Schwab Value Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Value Advantage Money Fund

(the “Funds”)

Supplement dated October 9, 2015

This supplement provides information regarding certain changes the Funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Name Change for Certain Share Classes of Certain Funds

The following share class name changes will take effect immediately:

Old Name	New Name
Schwab Value Advantage Money Fund — Institutional Prime Shares	Schwab Value Advantage Money Fund — Ultra Shares